Related Party Transactions (Details)						12 Months Ended
	Jul. 31, 2023 USD ($) $ / shares shares	Feb. 28, 2022 USD ($)	Feb. 28, 2022 ILS (₪)	Mar. 03, 2021 USD ($)	Mar. 03, 2021 ILS (₪)	Dec. 31, 2023	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Related party transaction description						the Company entered into a loan facility agreement (the “Loan Facility Agreement”), effective as of January 1, 2021, with Mr. Bar and Mr. Gottlieb.As part of the Agreement, the amount to be paid to Mr. Bar is approximately NIS 2,459,959 (approximately $770,879) and to Mr. Gottlieb, is approximately NIS 1,020,347 (approximately $317,371). The Loan Facility Agreement, bears no interest and shall be due and payable in 24 equal monthly payments, commencing on the second anniversary following completion of an initial public offering. Pursuant to the Loan Facility Agreement, if an initial public offering is not completed by December 31, 2021, then the outstanding amount shall be repaid pursuant to the available free cash of the Company, taking into account expected expenditures in the three months following partial or full payment, and in any event not prior to December 31, 2022. The Company also agreed to reimburse Mr. Bar and Mr. Gottlieb for any costs and expenses incurred in connection with the enforcement of the Loan Facility Agreement, if required. The agreement was accounted for as a modification with no change to the book value of the loan. As of December 31, 2023 the outstanding amount under the Loan Facility Agreement is $1,088,250. On March 2, 2023, the Company entered into an amendment (the “Amendment”) to the Loan Facility Agreement, pursuant to which the Company (i) amended the repayment terms set in the Loan Facility Agreement to provide that the amounts outstanding under the Loan Facility Agreement shall be due and payable in 24 equal monthly payments, commencing on February 4, 2024, subject to availability of available free cash (as defined in the Amendment) of the Company and (ii) clarified the total amount due to Mr. Gottlieb under the Loan Agreement is NIS 1,020,347 (approximately $317,371). Pursuant to the Amendment, the total outstanding amount under the Loan Facility Agreement after giving effect to the Amendment was NIS 3,480,306 (approximately $1,088,250). The agreement was accounted for as a modification with no change to the book value of the loan.
Aggregate consideration amount	$ 108,857
Financial expense	91,143
Compensation expense				$ 54	₪ 195
Increase (Decrease) in Deferred Compensation		$ 97	₪ 350
Parazero [Member]
Related Party Transaction [Line Items]
Consideration for services	$ 10,000
ParaZero Technologies Ltd [Member]
Related Party Transaction [Line Items]
Ordinary shares purchased (in Shares) | shares	50,000
Price per share (in Dollars per share) | $ / shares	$ 4
Aggregate purchase price	$ 200,000
Related Party [Member]
Related Party Transaction [Line Items]
Held loans							$ 1,088,703